SEI TAX EXEMPT TRUST

Institutional Tax Free Fund

Supplement Dated April 13, 2009

to the Class A Shares Prospectus dated December 31, 2008

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with the Prospectus.

Participation in the Temporary Guarantee Program for Money Market Funds

The Prospectus is hereby amended and supplemented to provide updated information regarding the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department (the “Treasury”).  The Institutional Tax Free Fund (the “Fund”) has participated in the Program since its commencement on September 18, 2008 and is currently scheduled to participate in the Program through April 30, 2009.  The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009.  Under the Program, the Treasury guarantees the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value falls below $0.995.  The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008.  Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement.  Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

The Fund has determined to participate in the Program extension until September 18, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-240 (4/09)

SEI TAX EXEMPT TRUST

Institutional Tax Free Fund

Supplement Dated April 13, 2009

to the Class B Shares Prospectus dated December 31, 2008

This supplement provides new and additional information beyond that contained in the Class B Shares Prospectus and should be read in conjunction with the Prospectus.

Participation in the Temporary Guarantee Program for Money Market Funds

The Prospectus is hereby amended and supplemented to provide updated information regarding the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department (the “Treasury”).  The Institutional Tax Free Fund (the “Fund”) has participated in the Program since its commencement on September 18, 2008 and is currently scheduled to participate in the Program through April 30, 2009.  The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009.  Under the Program, the Treasury guarantees the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value falls below $0.995.  The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008.  Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement.  Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

The Fund has determined to participate in the Program extension until September 18, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-241 (4/09)

SEI TAX EXEMPT TRUST

Institutional Tax Free Fund

Supplement Dated April 13, 2009

to the Class C Shares Prospectus dated December 31, 2008

This supplement provides new and additional information beyond that contained in the Class C Shares Prospectus and should be read in conjunction with the Prospectus.

Participation in the Temporary Guarantee Program for Money Market Funds

The Prospectus is hereby amended and supplemented to provide updated information regarding the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department (the “Treasury”).  The Institutional Tax Free Fund (the “Fund”) has participated in the Program since its commencement on September 18, 2008 and is currently scheduled to participate in the Program through April 30, 2009.  The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009.  Under the Program, the Treasury guarantees the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value falls below $0.995.  The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008.  Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement.  Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

The Fund has determined to participate in the Program extension until September 18, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-242 (4/09)

SEI TAX EXEMPT TRUST

Tax Free Fund

Supplement Dated April 13, 2009

to the Class A Shares Prospectus dated December 31, 2008

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with the Prospectus.

Participation in the Temporary Guarantee Program for Money Market Funds

The Prospectus is hereby amended and supplemented to provide updated information regarding the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department (the “Treasury”).  The Tax Free Fund (the “Fund”) has participated in the Program since its commencement on September 18, 2008 and is currently scheduled to participate in the Program through April 30, 2009.  The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009.  Under the Program, the Treasury guarantees the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value falls below $0.995.  The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008.  Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement.  Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

The Fund has determined to participate in the Program extension until September 18, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-243 (4/09)

SEI TAX EXEMPT TRUST

Massachusetts Tax Free Money Market Fund

Supplement Dated April 13, 2009

to the Class B Shares Prospectus dated December 31, 2008

This supplement provides new and additional information beyond that contained in the Class B Shares Prospectus and should be read in conjunction with the Prospectus.

Participation in the Temporary Guarantee Program for Money Market Funds

The Prospectus is hereby amended and supplemented to provide updated information regarding the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department (the “Treasury”).  The Massachusetts Tax Free Money Market Fund (the “Fund”) has participated in the Program since its commencement on September 18, 2008 and is currently scheduled to participate in the Program through April 30, 2009.  The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009.  Under the Program, the Treasury guarantees the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value falls below $0.995.  The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008.  Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement.  Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

The Fund has determined to participate in the Program extension until September 18, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-244 (4/09)

SEI TAX EXEMPT TRUST

Massachusetts Tax Free Money Market Fund

Supplement Dated April 13, 2009

to the Class C Shares Prospectus dated December 31, 2008

This supplement provides new and additional information beyond that contained in the Class C Shares Prospectus and should be read in conjunction with the Prospectus.

Participation in the Temporary Guarantee Program for Money Market Funds

The Prospectus is hereby amended and supplemented to provide updated information regarding the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department (the “Treasury”).  The Massachusetts Tax Free Money Market Fund (the “Fund”) has participated in the Program since its commencement on September 18, 2008 and is currently scheduled to participate in the Program through April 30, 2009.  The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009.  Under the Program, the Treasury guarantees the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value falls below $0.995.  The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008.  Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement.  Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

The Fund has determined to participate in the Program extension until September 18, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-245 (4/09)